Tax (Tables)	6 Months Ended
Jun. 30, 2019
Tax
Schedule of reconciliation of actual tax charge from the expected tax charge

	Half year ended
	30 June	30 June
	2019	2018
	£m	£m
Profit before tax	2,694	1,826
Expected tax charge	(512)	(347)
Losses and temporary differences in period where no deferred tax assets recognised	(2)	(8)
Foreign profits taxed at other rates	5	1
Items not allowed for tax
- losses on disposals and write-downs	(46)	(26)
- UK bank levy	(15)	(16)
- regulatory and legal actions	(5)	(154)
- other disallowable items	(40)	(34)
Non-taxable items
- Alawwal bank merger gain disposal	212	—
- other	26	8
Taxable foreign exchange movements	—	(5)
Losses brought forward and utilised	21	18
Increase/(reduction) in carrying value of deferred tax in respect of UK losses	215	(15)
Banking surcharge	(155)	(188)
Tax credit paid-in equity	—	32
Adjustments in respect of prior periods	102	25
Actual tax charge	(194)	(709)

The tax charge includes a £215 million deferred tax asset credit associated with the transfer of taxable losses from NatWest Markets Plc to RBS Plc under ring-fencing regulations.